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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4665
                                  ----------------------------------------------

Commonwealth International Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

5847 San Felipe, Suite 850       Houston TX             77057
--------------------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

InCap Service Company, Willow Grove, PA 19090
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-713-781-2856
                                                   -----------------------------

Date of fiscal year end:  10/31/2003
                        ---------------

Date of reporting period: 10/31/2003
                         --------------

ITEM 1.


    COMMONWEALTH INTERNATIONAL
           SERIES TRUST

    5847 San Felipe, Suite 850
       Houston, Texas 77057
          1-888-345-1898

        INVESTMENT ADVISOR
             FCA Corp.
    5847 San Felipe, Suite 850
         Houston, TX 77057                      The Commonwealth International
          1-713-781-2856                                 Series Trust
          www.fcacorp.com                         Australia/New Zealand Fund
                                                          Japan Fund
  ADMINISTRATOR & TRANSFER AGENT                          Global Fund
       InCap Service Company
     630-A Fitzwatertown Road
    Willow Grove, PA 19090-1904
                                                             [LOGO]
            DISTRIBUTOR
      InCap Securities, Inc.
     630-A Fitzwatertown Road
    Willow Grove, PA 19090-1904                          ANNUAL REPORT
                                                       October 31, 2003
          CUSTODIAN BANK
         Fifth Third Bank
        Fifth Third Center
     38 Fountain Square Plaza
       Cincinnati, OH 45263

       INDEPENDENT AUDITORS
 Briggs, Bunting & Dougherty, LLP
 Two Penn Center Plaza, Suite 820
    Philadelphia, PA 19102-1732

           LEGAL COUNSEL
        Rabil & Ropka, LLC
     1010 Kings Highway, South
       Building Two, Suite B
       Cherry Hill, NJ 08034

                    [LOGO] COMMONWEALTH
                           INTERNATIONAL SERIES TRUST

         630-A Fitzwatertown Road, Willow Grove, PA 19090 * 888.345.1898
                 Commonwealth Australia/New Zealand Fund (CNZLX)
                Commonwealth Real Estate Securities Fund (CNREX)
                        Commonwealth Global Fund (CNGLX)
                         Commonwealth Japan Fund (CNJFX)
                            www.commonwealthfunds.com

Dear Shareholder:

We are pleased to present this annual report on the Commonwealth International Series Trust's Funds for the twelve months ended October 31, 2003. The Australia/New Zealand Fund's net asset value ("NAV") as of October 31, 2003 is US $14.44 per share compared to US $10.39 per share on October 31, 2002, an increase of 39.0%. The Japan Fund's NAV on October 31, 2003 is US $3.98 per share compared to US $3.37 per share on October 31, 2002, an increase of 18.1%. The Global Fund's NAV as of October 31, 2003 is US $11.99 per share compared to US $10.00 per share on December 3, 2002 (the Fund's inception date), an increase of 19.9%.

FUNDS' COMPARATIVE PERFORMANCE

The three funds' objective is to own a diversified portfolio of stocks that provide current income through dividends as well as the potential for long-term capital appreciation and fixed income instruments with attractive yields. Our portfolios include foreign securities traded in the local country's currency. In addition, we also invest in foreign shares using American Depository Receipts
(ADRs), which can provide an efficient currency exchange and liquidity management for a US dollar fund.

-------------------------------------------------------------------------------------------------------------------
COMMONWEALTH INTERNATIONAL SERIES            OCTOBER 31, 2002 - OCTOBER 31, 2003 PERFORMANCE* (%)
-------------------------------------------------------------------------------------------------------------------
                                              US $ CHANGE IN   CHANGE IN LOCAL   LOCAL CURRENCY    US$ VS. LOCAL
COMMONWEALTH AUSTRALIA/NEW ZEALAND (CNZLX)         NAV         MARKET BENCHMARK      VS. US$          CURRENCY
------------------------------------------------------------------------------------------------------------------
          New Zealand                             39.0%             15.4%             26.3%            -20.8%
------------------------------------------------------------------------------------------------------------------
          Australia                               39.0%             15.3%             27.7%            -20.8%
------------------------------------------------------------------------------------------------------------------
COMMONWEALTH GLOBAL (CNGLX)*                      19.9%             19.9%               --             -13.0%
------------------------------------------------------------------------------------------------------------------
COMMONWEALTH JAPAN (CNJFX)                        18.1%             22.2%            -10.2%             11.4%
------------------------------------------------------------------------------------------------------------------

* The Commonwealth Global Fund (CNGLX) commenced on December 3, 2002 See footnotes for additional information.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

GLOBAL FUND (CNGLX): The fund's benchmark, the MSCI World Index1, appreciated 19.9% over the last eleven months (12/3/02-10/31/03). During that time, the US Dollar Index2 (which provides a general indication of the international value of the US Dollar) fell 13.0% as investors flocked to other currencies in search of higher yields and fears of excessive trade and budget deficits in the US. Over the last year, the US economy showed continued signs of a recovery as consumer and corporate spending has been boosted by tax cuts and low interest rates. Supporting a positive outlook for equities are low interest rates, a global economic recovery, improved corporate balance sheets, and rising earnings expectations despite the second and third quarters' gains. We believe that equity prices in general are below fair value in the worldwide market, including the US, providing an opportunity for investment in fundamentally sound companies at attractive prices.

JAPAN FUND (CNJFX): The fund's benchmark index, TOPIX3, was up in Japanese Yen terms for the twelve month period ending October 31, 2003 by 22.2% and 36.1% in U.S. Dollar terms. The movement of the Japanese stock market was characterized by a strong rally from its April 12, 2003 twenty year low of 770. Japan's strong work ethic, mastery of high technology, and a comparatively small defense allocation of GDP expenditures helped Japan advance with extraordinary rapidity to one of the most technologically powerful economies in the world. With a view of overcoming domestic deflation, Japanese firms have sought to expand overseas and develop multinational operations in areas in which they expect demand to be stronger. As evidenced in the current economic recovery, exports remain necessary to Japan's economic expansion and may continue to increase as China becomes the final destination for an even greater number of exports with its robust growth in consumption for raw materials and technology. We believe the Japanese markets still afford significant upside but are being depressed by the country's reluctance in defining its economic direction with respect to banking reforms, its role in the Asian markets increasingly impacted by China's policies, and government involvement in supporting the population's standard of living through taxation and social programs; however, it is a vibrant democratic society and thus we expect these issues can be resolved.

AUSTRALIA/NEW ZEALAND FUND (CNZLX): The New Zealand Exchange Limited 50 Free Float Total Return Index4 increased 15.4% in New Zealand dollar terms for the twelve months ended October 31, 2003. New Zealand has a mixed economy that operates on free-market principles. It has sizeable service and manufacturing sectors complementing a large agriculture sector. Over the past three decades, the New Zealand economy has undergone significant structural changes marked by a diversification of exports, a shift away from pastoral agriculture, and significant growth in the services sector. Macroeconomic policies have been directed at achieving low inflation and fiscal balance, and have fostered efficient operation of markets. Policy-making has also shifted from short-term to medium-term objectives designed to provide a more stable and predictable environment for private sector decision-making. Principal reforms have included: the removal of controls on prices, interest rates and wages, floating of the exchange rate, abolition of all agricultural subsidies and price supports, liberalization of banking, deregulation of financial markets, privatization of some state-owned enterprises, elimination of most import controls and reduction of tariffs, implementation of free trade with Australia, and widespread reform of the public service sector.

The Australian All Ordinaries Index5 increased 15.3% in Australian dollar terms for the twelve months ended October 31, 2003. We believe that Australia has a relatively high-growth, low inflation, low-interest rate economy and that there is an efficient government sector, a flexible labor market and a competitive business sector.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

The Australian Government forecasts a 3.25% growth in GDP for the 2003-2004 fiscal year, accompanied by relatively low inflation. If the global economy improves, the Australian economy will likely continue to grow strongly as the benefits of the Government's tax reform package flow through to the community. Disposable income has been rising on the back of continued low levels of unemployment, and wage inflation that has kept pace with price inflation.

CLOSING: The Commonwealth International Series Trust is pleased to announce the Commonwealth Real Estate Securities Fund (CNREX), our fourth Fund. We thank you for your support of the Commonwealth International Series Trust and your continued interest. We truly value our investors and if you have questions please feel free to contact us.

           /s/ Robert W. Scharar                /s/ Wesley Yuhnke
           ---------------------                -----------------
      President and Portfolio Manager       Assistant Portfolio Manager
     Commonwealth International Series   Commonwealth International Series

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus which may be obtained at www.commonwealthfunds.com

1 The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

2 The U.S. Dollar Index (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by averaging the exchange rates between the U.S. Dollar and six major world currencies. The FINEX computes this by using the rates supplied by some 500 banks. Base date of 03/1973.

3 The TOPIX, also known as the Tokyo Price Index, is a capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The index is supplemented by the sub-indices of the 33 industry sectors and developed with a base index value of 100 as of January 4, 1968. The index calculation excludes temporary issues and preferred stocks.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

4 The New Zealand Exchange Limited 50 Free Float Total Return Index is a modified market capitalization weighted index. The index consists of the top 50 companies by free float adjusted market capitalization that is listed on the New Zealand Exchange Limited. The New Zealand Stock Exchange launched the new headline index, NZSX 50, to bring its primary benchmark index in line with international best practice, and to better reflect the performance and returns to shareholders, derived from investment in securities on the New Zealand Stock Exchange. The existing sector indices calculated by the New Zealand Stock Exchange will be discontinued and new sector indices based on global criteria (such as the Global Industry Classification System) will be introduced to allow comparability to overseas exchange. Because of these improvements in performance measurements, the fund will begin using the New Zealand Stock Exchange Limited 50 Free Float Total Return Index.

5 The Australian All Ordinaries Index is a cap-weighted index. The index is made up of the largest 500 companies as measured by market cap that are listed on the Australian Stock Exchange. The index was developed with a base value of 500 as of 1979.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN COMMONWEALTH AUSTRALIA/ NEW ZEALAND FUND AND THE NZSCI*, NZSE50FG** AND AS30*** INDICES

Commonwealth Australia/New Zealand       NZSCI                            NZSE50FG                         AS30
           10/31/93    10,000            10/31/93        10,000
           10/31/94     9,260            10/31/94        10,228
           10/31/95    10,391            10/31/95        10,831
           10/31/96    12,472            10/31/96        14,853
           10/31/97    11,168            10/31/97        14,113
           10/31/98     7,831            10/31/98         9,994
           10/31/99     9,427            10/31/99        13,698
           10/31/00     7,355            10/31/00        11,301           01/05/01        10,000           10/31/00        10,000
           10/31/01     8,725            10/31/01        14,937           10/31/01        10,153           10/31/01        10,108
           10/31/02    10,628            10/31/02        19,098           10/31/02        12,990           10/31/02        10,982
           10/31/03    14,771            10/31/03        30,742           10/31/03        18,886           10/31/03        16,149

Past performance is not predictive of future performance.

                                                     Average Annual Total Return
                                                            as of 10/31/03
                                                      --------------------------
                                                      1 Year    5 Year   10 Year
                                                      --------------------------
            Commonwealth Australia/New Zealand Fund*  38.98%    13.52%     3.98%
                   New Zealand Small Companies Index  60.97%    25.18%    11.88%
New Zealand Limited 50 Free Float Total Return Index  45.39%         -         -
                     Australian All Ordinaries Index  47.05%         -         -

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

* The Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index

** New Zealand Small Companies Index is capitalization-weighted index of all New Zealand equities excluding those on the New Zealand Stock Exchange 40 Index and is not an investment product available for purchase.

*** The New Zealand Exchange Limited 50 Free Float Total Return Index is a modified market capitalization weighted index. This index consists of the top 50 companies by free float adjusted market capitalization that are listed on the New Zealand Exchange Limited and is not an investment product available for purchase. The New Zealand Stock Exchange launched the new headline index, NZSX 50, to bring its primary benchmark index in line with international best practice, and to better reflect the performance and returns to shareholders, derived from investment in securities on the New Zealand Stock Exchange. The existing sector indices calculated by the New Zealand Stock Exchange will be discontinued and new sector indices based on global criteria (such as the Global Industry Classification System) will be introduced to allow comparability to overseas exchange. Because of these improvements in performance measurements, the fund will begin using the New Zealand Stock Exchange Limited 50 Free Float Total Return Index.

**** The Australian All Ordinaries Index is a capitalization-weighted index comprised of the largest 500 companies as measured by market capitalization that are listed on the Australian Stock Exchange and is not an investment product available for purchase. This index is made part of the comparative analysis due to a change in investment objective by the Fund.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN COMMONWEALTH JAPAN FUND AND THE TOPIX***

        COMMONWEALTH JAPAN FUND                   TOPIX
        10/31/93           10,000                 10/31/93     10,000
        10/31/94           11,488                 10/31/94     10,908
        10/31/95            9,671                 10/31/95      9,294
        10/31/96            9,744                 10/31/96      9,204
        10/31/97            7,509                 10/31/97      7,253
        10/31/98            6,558                 10/31/98      6,120
        10/31/99            9,916                 10/31/99     10,412
        10/31/00            8,129                 10/31/00      8,823
        10/31/01            5,938                 10/31/01      6,089
        10/31/02            4,857                 10/31/02      4,997
        10/31/03            5,737                 10/31/03      6,800

Past performance is not predictive of future performance.

                                                   Average Annual Total Return
                                                          as of 10/31/03
                                                  ------------------------------
                                                  1 Year     5 Year      10 Year
                                                  ------------------------------
              Commonwealth Japan Fund **          18.10%*    (2.64)%     (5.40)%
                                   TOPIX          36.08%      2.13%      (3.78)%

* The Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index

** The TOPIX, also known as the Tokyo Price Index, is a capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange and is not an investment vehicle available for purchase.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN COMMONWEALTH GLOBAL FUND AND THE MSCI WORLD INDEX**

           Commonwealth Global Fund     MSCI World Index
           12/04/02     10,000          12/04/02    10,000
           12/31/02      9,940          12/31/02     9,673
           01/31/03      9,810          01/31/03     9,381
           02/28/03      9,620          02/28/03     9,221
           03/31/03      9,470          03/31/03     9,197
           04/30/03     10,040          04/30/03    10,017
           05/31/03     10,560          05/31/03    10,596
           06/30/03     10,780          06/30/03    10,784
           07/31/03     10,880          07/31/03    11,004
           08/31/03     11,120          08/31/03    11,246
           09/30/03     11,130          09/30/03    11,317
           10/31/03     11,990          10/31/03    11,991

Past performance is not predictive of future performance.

                                           Average Annual Total Return
                                        from commencement of operations to
                                                October 31, 2003**
                                        ----------------------------------
          Commonwealth Global Fund                    22.16%
                  MSCI World Index                    22.09%

* The Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index

** The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance and is not an investment product available for purchase. As of October 31, 2003 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
     Germany,  Greece,  Hong  Kong,  Ireland,  Italy,  Japan,  Netherlands,  New
     Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

***  The Commonwealth Global Fund commenced operations on December 3, 2002

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----
AUSTRALIA (22.30%)
------------------

COMMON STOCK (22.30%)

ADVERTISING (1.03%)
STW Communications Group, Ltd. .................        150,600    $    339,820
                                                                   ------------

AIRLINES (1.28%)
Qantas Airways, Ltd. ...........................        165,000         422,657
                                                                   ------------

BANKS (1.69%)
Australia and New Zealand Banking
  Group, Ltd. - ADR ............................          8,500         559,300
                                                                   ------------

BEVERAGES (1.01%)
Coca-Cola Amatil, Ltd. .........................         80,000         334,350
                                                                   ------------

BUILDING (3.08%)
James Hardie Industries NV .....................         65,000         330,696
Macquarie Infrastructure Group .................        115,000         258,675
Rinker Group, Ltd. .............................         95,000         428,049
                                                                   ------------
                                                                      1,017,420
                                                                   ------------

CONTAINERS (1.19%)
Amcor, Ltd. ....................................         65,000         392,039
                                                                   ------------

FINANCIAL SERVICES (1.60%)
National Australia Bank, Ltd. ..................          1,000         108,400
Perpetual Trustees Australia, Ltd. .............         14,800         421,012
                                                                   ------------
                                                                        529,412
                                                                   ------------

INSURANCE (1.37%)
AXA Asia Pacific Holdings, Ltd. ................         50,000          86,948
QBE Insurance Group ............................         50,000         365,430
                                                                   ------------
                                                                        452,378
                                                                   ------------

MEDICAL PRODUCTS (1.15%)
Cochlear, Ltd. .................................         17,000         379,976
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

MINING AND BUILDING MATERIALS (2.77%)
Alumina, Ltd. ..................................         79,000    $    334,095
Rio Tinto, Ltd. ................................         14,000         354,147
Santos, Ltd. ...................................         52,000         225,445
                                                                   ------------
                                                                        913,687
                                                                   ------------

MULTIMEDIA (1.29%)
Publishing & Broadcasting, Ltd. ................         50,000         427,517
                                                                   ------------

OFFICE EQUIPMENT (1.26%)
Corporate Express Australia, Ltd. ..............        100,000         414,390
                                                                   ------------

OIL & GAS (0.92%)
Origin Energy, Ltd. ............................        100,000         305,116
                                                                   ------------

RETAIL STORES (0.82%)
Foodland Associated, Ltd. ......................         20,000         271,766
                                                                   ------------

SHIPPING LOGISTICS (0.94%)
Patrick Corp., Ltd. ............................         30,000         310,793
                                                                   ------------

TRANSPORT SERVICES (0.90%)
Toll Holdings, Ltd. ............................         50,000         296,601
                                                                   ------------

  TOTAL COMMON STOCK (Cost $6,085,949) .........                      7,367,222
                                                                   ------------

  TOTAL AUSTRALIA (Cost $6,085,949) ............                      7,367,222
                                                                   ------------

NEW ZEALAND (60.48%)
--------------------

COMMON STOCK (35.55%)

AGRICULTURE (3.18%)
Pyne Gould Guiness, Ltd. .......................        397,000         324,450
Williams & Kettle, Ltd. ........................        250,000         726,619
                                                                   ------------
                                                                      1,051,069
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

AIRPORT DEVELOPMENT (1.25%)
Auckland International Airport, Ltd. ...........        102,400    $    415,917
                                                                   ------------

APPLIANCES (2.81%)
Fisher & Paykel Appliances
  Holdings, Ltd. ...............................         82,399         745,814
Scott Technology, Ltd. .........................         89,996         182,492
                                                                   ------------
                                                                        928,306
                                                                   ------------

AUTOMOBILE MANUFACTURERS (0.97%)
Colonial Motor Co., Ltd. .......................        180,000         320,757
                                                                   ------------

CHEMICALS (0.87%)
Nuplex Industries, Ltd. ........................        111,355         287,385
                                                                   ------------

COMPUTER SERVICES (0.17%)
Renaissance Corp., Ltd. ........................        208,717          56,431
                                                                   ------------

DIVERSIFIED HOLDINGS (1.04%)
Hellaby Holdings, Ltd. .........................        116,640         344,028
                                                                   ------------

ELECTRICAL SERVICES (2.44%)
Contact Energy, Ltd. ...........................         93,700         290,761
Powerco, Ltd. ..................................        450,000         517,083
                                                                   ------------
                                                                        807,844
                                                                   ------------

FINANCIAL SERVICES (0.57%)
Hallenstein Glasson Holdings, Ltd. .............        100,000         187,415
                                                                   ------------

FOREST AND PAPER PRODUCTS (2.18%)
Evergreen Forests, Ltd. * ......................        448,500         143,308
Fletcher Challenge Forests, Ltd. * .............        716,000         576,355
                                                                   ------------
                                                                        719,663
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

HEALTHCARE (2.76%)
Calan Healthcare Properties Trust ..............        864,278    $    456,728
Fisher & Paykel Healthcare Corp. ...............         30,639         227,806
Ryman Healthcare, Ltd. .........................         50,000          63,598
Taylors Group, Ltd. ............................         41,730          54,874
Wakefield Hospital, Ltd. .......................         93,245         107,718
                                                                   ------------
                                                                        910,724
                                                                   ------------

INVESTMENT COMPANIES (1.29%)
Infratil, Ltd. .................................        277,729         424,939
                                                                   ------------

MANUFACTURING (0.66%)
Skellmax Industries ............................        300,000         217,525
                                                                   ------------

PORTS (6.39%)
Northland Port Corp. NZ, Ltd. ..................        302,300         579,560
Ports of Auckland, Ltd. ........................         74,392         377,125
Port of Tauranga, Ltd. .........................        175,000         467,771
South Port New Zealand, Ltd. ...................        721,770         687,442
                                                                   ------------
                                                                      2,111,898
                                                                   ------------

REAL ESTATE (1.04%)
Kiwi Income Property Trust .....................        282,413         175,272
Urbus Properties, Ltd. .........................        300,000         167,752
                                                                   ------------
                                                                        343,024
                                                                   ------------

RENTAL EQUIPMENT (0.43%)
Hirequip New Zealand, Ltd. .....................        250,000         141,330
                                                                   ------------

STEEL (1.03%)
Steel and Tube Holding, Ltd. ...................        140,000         339,806
                                                                   ------------

TELECOMMUNICATIONS (2.11%)
Telecom Corp. of New Zealand, Ltd. .............        234,000         695,932
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----
TRANSPORT SERVICES (2.32%)
Freightways, Ltd. * ............................        150,000    $    175,126
Mainfreight, Ltd. ..............................        512,325         437,589
Owens Group, Ltd. ..............................        225,191         154,980
                                                                   ------------
                                                                        767,695
                                                                   ------------

WASTE MANAGEMENT (2.04%)
Waste Management NZ, Ltd. ......................        282,154         672,703
                                                                   ------------

  TOTAL COMMON STOCK (Cost $8,472,782) .........                     11,744,391
                                                                   ------------

PREFERRED STOCK (0.29%)
Fletcher Challenge Forests, Ltd. * .............         50,000          40,248
Freightways Express, Ltd. ......................         86,884          55,524
                                                                   ------------
  TOTAL PREFERRED STOCK (Cost $85,122)                                   95,772
                                                                   ------------

BONDS (24.58%)                                      PRINCIPAL
                                                    ---------

ANZ Banking Corp., Ltd., 7.04%, due 07/23/12 # .        300,000         190,482
Coca-Cola Amatil, Ltd., 8.00%, due 06/15/05 # ..        500,000         315,350
Evergreen Forests, Ltd., zero coupon,
  due 03/19/09 # ...............................        103,051          75,987
Fletcher Building, 8.60%, due 03/15/08 # .......        775,000         495,935
Fonterra Cooperative Group, Ltd. Perpetual
  Notes, 7.48%, due 11/10/50 # .................        400,000         257,589
Global Market, Ltd., GEM Linked Notes,
  zero coupon, due 01/18/08 ....................      2,700,000       1,725,452
GPG Finance, 8.70%, due 12/15/08 # .............      1,500,000         929,182
H.J. Heinz Co., Ltd., 6.85%, due 02/15/05 # ....      1,500,000         928,988
Infratil, Ltd., 6.90%, due 03/31/04 # ..........        583,355         501,059
New Zealand Government, 8.00%, due 11/15/06 # ..      1,000,000         650,420
TCNZ Finance Ltd., 7.50%, due 09/15/06 # .......        500,000         317,224
Trans Power Finance, 6.25%, due 02/16/04 # .....        500,000         312,431
Urbus Properties, Ltd. Convertible Notes,
  9.25%, due 03/10/07 # ........................        350,000         191,410
Westpac Banking Corp. NZ, Ltd., 5.50%,
  due 12/06/04 # ...............................      1,250,000         766,276
Westpac Banking Corp. NZ, Ltd., 6.25%,
  due 10/24/05 # ...............................        750,000         460,821
                                                                   ------------
  TOTAL BONDS (Cost $7,254,756)                                       8,118,606
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

SHORT TERM INVESTMENTS (0.06%)
Forsyth Barr Money Market # (Cost $20,616) .....         35,304    $     21,693
                                                                   ------------

  TOTAL NEW ZEALAND (Cost $15,833,276) .........                     19,980,462
                                                                   ------------

UNITED STATES (16.53%)
----------------------
                                                 PRINCIPAL/SHARES
                                                 ----------------
INVESTMENT COMPANIES (2.61%)
Aberdeen Asia Pacific Equity Fund ..............         40,000         241,200
Aberdeen Australia Equity Fund .................         43,400         364,560
Ishares MSCI Australia Index Fund ..............         20,000         254,000
                                                                   ------------
  TOTAL INVESTMENT COMPANIES (Cost $792,160) ...                        859,760
                                                                   ------------

SHORT TERM INVESTMENTS (13.92%)
Fifth Third Bank, 0.44%, dated 10/31/03,
  due 11/03/03, repurchase price $1,480,697
  (collateralized by FNMB Pool # 50851, due
  02/01/14, market value $1,525,062) ...........      1,480,643       1,480,643
Fifth Third Institutional Government Select
  Money Market Fund, 0.79% ** ..................      1,559,171       1,559,171
Fifth Third U.S. Treasury Money Market
  Fund, 0.84%  ** ..............................      1,559,171       1,559,171
                                                                   ------------
  TOTAL SHORT TERM INVESTMENTS (Cost $4,598,986)                      4,598,985
                                                                   ------------

  TOTAL UNITED STATES (Cost $5,391,146) ........                      5,458,745
                                                                   ------------
  TOTAL INVESTMENTS (Cost $27,310,371) (99.31%)                      32,806,429
  OTHER ASSETS IN EXCESS OF LIABILITIES, NET (0.69%)                    229,323
                                                                   ------------
  NET ASSETS -- (100%) .........................                   $ 33,035,752
                                                                   ============

*    Non-income producing investment
** Variable rate security; the rate shown represents the rate at October 31, 2003.
# Principal amount shown is in New Zealand Dollars; Value shown is in U.S. Dollars.
ADR  American Depository Receipt

   The accompanying notes are an integral part of these financial statements.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----
COMMON STOCK (68.34%)

AIRLINES  (0.49%)
All Nippon Airways Co., Ltd. * .................         10,000    $     25,743
Japan Airlines Co., Ltd. * .....................            640           9,198
                                                                   ------------

                                                                         34,941
                                                                   ------------

AUTOMOBILE MANUFACTURERS (4.44%)
Honda Motor Co., Ltd. # ........................          6,000         120,300
Nissan Motor Co., Ltd. .........................          3,200          72,352
Toyota Motor Corp. .............................          2,100         121,842
                                                                   ------------
                                                                        314,494
                                                                   ------------

BANKS (1.04%)
Mitsubishi Tokyo Financial Group, Inc. .........         10,000          73,400
                                                                   ------------

BUILDING  (0.57%)
Sanyo Industries, Ltd. .........................         16,000          40,169
                                                                   ------------

BUILDING PRODUCTS (0.59%)
Nishimatsu Construction Co., Ltd. ..............         10,000          41,752
                                                                   ------------

DIVERERSIFIED HOLDINGS (1.03%)
Mitsubishi Corp. ...............................          7,000          72,652
                                                                   ------------

ELECTRONICS & ELECTRICAL EQUIPMENT (7.27%)
Alpine Electronics, Inc. .......................          4,500          57,798
Meidensha Corp. * ..............................         38,000          91,254
Pioneer Corp. ..................................          4,000         101,000
Sony Corp. # ...................................          5,200         183,040
Yokogawa Electric Corp. ........................          7,000          81,821
                                                                   ------------
                                                                        514,913
                                                                   ------------

FINANCIAL SERVICES (1.86%)
Daiwa Securities Group, Inc. ...................         11,000          80,447
UFJ Holdings, Inc. .............................             12          51,303
                                                                   ------------
                                                                        131,750
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

FOOD & BEVERAGE (3.20%)
Ajinomoto Co., Inc. ............................          5,200    $    161,550
QP Corp. .......................................          8,000          64,766
                                                                   ------------
                                                                        226,316
                                                                   ------------

INSURANCE (4.77%)
AFLAC, Inc. # ..................................          3,700         134,976
Millea Holdings, Inc. ..........................          3,000         182,010
Sompo Japan Insurance, Inc. ....................          2,520          20,860
                                                                   ------------
                                                                        337,846
                                                                   ------------

INTERNET SERVICES & SOFTWARE (0.87%)
Softbank Corp. .................................          1,200          61,673
                                                                   ------------

IRON/STEEL (5.08%)
JFE Holdings, Inc. .............................          9,000         230,045
Nippon Steel Corp. .............................         63,000         129,513
                                                                   ------------
                                                                        359,558
                                                                   ------------

LEISURE & RECREATION (0.75%)
Sankyo Co., Ltd. Gumna .........................          1,600          53,413
                                                                   ------------

MANUFACTURING (2.00%)
Ishikawajima-Harima Heavy Industries
  Co., Ltd. ....................................         25,000          34,111
Nidec Corp. ....................................          1,100         107,525
                                                                   ------------
                                                                        141,636
                                                                   ------------

MEDICAL-DRUGS (9.35%)
Chugai Pharmaceutical Co., Ltd. ................          8,500         121,081
Eisai Co., Ltd. ................................          7,400         173,666
Sawai Pharmaceutical Co., Ltd. .................          4,300         151,371
Takeda Chemical Industries, Ltd. ...............          3,800         134,461
Tanabe Seiyaku Co., Ltd. .......................          6,000          43,935
Yamanouchi Pharmaceutical Co., Ltd. ............          1,500          37,659
                                                                   ------------
                                                                        662,173
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

OFFICE/BUSINESS EQUIPMENT (1.87%)
Canon, Inc. ....................................          2,700    $    132,165
                                                                   ------------

PHOTOGRAPHY (0.72%)
Fuji Photo Film Co., Ltd. ......................          1,700          51,000
                                                                   ------------

PRINTING (0.68%)
Tosho Printing Co., Ltd. .......................         17,000          47,783
                                                                   ------------

REAL ESTATE (3.02%)
Sumitomo Realty & Development Co., Ltd. ........         23,000         213,399
                                                                   ------------

RETAIL (1.30%)
Seven-Eleven Japan Co., Ltd. ...................          1,000          31,655
Yamada Denki Co., Ltd. .........................          1,900          60,490
                                                                   ------------
                                                                         92,145
                                                                   ------------

TEXTILE PRODUCTS (0.87%)
Ichikawa Co., Ltd. .............................         25,000          61,400
                                                                   ------------

TIRE AND RUBBER (1.70%)
Bridgestone Corp. ..............................          2,750          72,043
Sumitomo Rubber Industries, Inc. ...............         10,000          48,483
                                                                   ------------
                                                                        120,526
                                                                   ------------

TRANSPORT SERVICES (1.13%)
Yamato Transport Co., Ltd. .....................          6,000          79,738
                                                                   ------------

TRANSPORTATION (5.09%)
East Japan Railway Co. .........................             13          58,889
Hankyu Corp. ...................................         22,000          66,839
Keihin Electric Express Railway Co., Ltd. ......         13,000          76,036
Keio Electric Railway Co., Ltd. ................         18,000          95,129
Tobu Railway Co., Ltd. .........................         18,000          63,037
                                                                   ------------
                                                                        359,930
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

UTILITIES (8.65%)
Chugku Electric Power Co. ......................          5,000    $     81,957
Hokkaido Electric Power Co. ....................          6,000          94,529
Shikoku Electric Power Co. .....................          1,900          31,213
Toho Gas Co., Ltd. .............................         70,000         205,030
Tohoku Electric Power Co. ......................          9,700         157,233
Tokyo Electric & Power Co., Inc. ...............          2,000          42,662
                                                                   ------------
                                                                        612,624
                                                                   ------------

  TOTAL COMMON STOCK (Cost $4,143,104) .........                      4,837,396
                                                                   ------------

INVESTMENT COMPANIES (22.49%)
iShares MSCI Japan Index Fund ..................         50,000         462,000
iShares S&P/TOPIX 150 Index Fund ...............          5,500         443,300
Japan Equity Fund, Inc. * ......................         29,100         208,356
Japan OTC Equity Fund, Inc. * ..................         20,000         215,200
Morgan Stanley Asia Pacific Fund ...............         25,200         262,836
                                                                   ------------
  TOTAL INVESTMENT COMPANIES (Cost $1,361,889) .                      1,591,692
                                                                   ------------

SHORT TERM INVESTMENTS (3.38%)
Fifth Third Institutional Government
  Money Market Fund, 0.95% **
  (Cost $239,527) ..............................        239,527    $    239,527
                                                                   ------------

  TOTAL INVESTMENTS (Cost $5,744,520) (94.21%) .                   $  6,668,615
  OTHER ASSETS IN EXCESS OF LIABILITIES, NET (5.79%)                    410,202
                                                                   ------------
  NET ASSETS (100%) ............................                   $  7,078,817
                                                                   ============

#    Call options have been written by the Fund against these  positions.  (Note
     7)
*    Non-income producing investment.
** Variable rate security; the rate shown represents the rate at October 31, 2003.

   The accompanying notes are an integral part of these financial statements.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

COMMON STOCK (82.38%)

BRAZIL (0.88%)
Cia Vale do Rio Doce - ADR .....................          1,800    $     82,350
                                                                   ------------

CANADA (2.50%)
Biovail Corp. * ................................          4,000          96,200
Vitran Corp., Inc. * ...........................         10,000         139,400
                                                                   ------------
                                                                        235,600
                                                                   ------------

FRANCE (2.73%)
Aventis SA - ADR # .............................          1,000          52,960
BNP Paribas - ADR ..............................          3,000          78,820
Total Fina Elf SA - ADR # ......................          1,600         124,912
                                                                   ------------
                                                                        256,692
                                                                   ------------

GERMANY (1.24%)
Bayer AG - ADR .................................          2,600          62,322
SAP AG - ADR ...................................          1,500          54,810
                                                                   ------------
                                                                        117,132
                                                                   ------------

GREAT BRITAIN (9.47%)
Anglo American Plc - ADR .......................          4,000          81,760
British Airways Plc - ADR ......................          2,800          99,736
GlaxoSmithKline Plc - ADR ......................          1,500          64,935
Intercontinental Hotels Group Plc - ADR * ......         12,979         119,666
Lloyds TSB Group Plc - ADR .....................          4,000         112,880
Mitchells & Butlers Plc - ADR * ................         12,999          51,996
National Grid Transco Plc - ADR ................          3,500         113,435
Rio Tinto Plc - ADR ............................          1,000          99,050
Tate & Lyle Plc - ADR ..........................          2,000          41,847
United Utilities - ADR .........................          2,000          32,660
Vodafone Group Plc - ADR # .....................          3,500          74,025
                                                                   ------------
                                                                        891,990
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

INDIA (3.78%)
ICICI Bank Ltd. - ADR ..........................         16,500    $    209,550
Infosys Technologies Ltd. - ADR ................          1,200         101,532
Satyam Computer Services Ltd. - ADR ............          2,500          45,250
                                                                   ------------
                                                                        356,332
                                                                   ------------

IRELAND (0.80%)
Bank of Ireland - ADR ..........................          1,500          74,745
                                                                   ------------

ITALY (1.62%)
Natuzzi SpA - ADR ..............................         10,000         109,600
Telecom Italia SpA - ADR * .....................          1,650          42,735
                                                                   ------------
                                                                        152,335
                                                                   ------------

NETHERLANDS (3.83%)
Akzo Nobel NV - ADR ............................          2,100          66,486
ING Groep NV - ADR # ...........................          8,534         177,849
Royal Dutch Petroleum Co. # ....................          1,300          57,694
Unilever NV # ..................................          1,000          58,650
                                                                   ------------
                                                                        360,679
                                                                   ------------

SOUTH AFRICA (0.53%)
Anglogold Ltd. - ADR ...........................          1,300          50,232
                                                                   ------------

SPAIN (1.76%)
Endesa SA - ADR ................................          5,000          79,150
Repsol YPF SA - ADR ............................          5,000          86,850
                                                                   ------------
                                                                        166,000
                                                                   ------------

SWITZERLAND (1.50%)
Nestle SA - ADR ................................            900          49,537
UBS AG .........................................          1,500          92,010
                                                                   ------------
                                                                        141,547
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----
UNITED STATES (51.74%)
Activision, Inc. * .............................          9,175    $    138,451
Advanced Marketing Services ....................          9,800         112,210
AGCO Corp. .....................................          7,500         135,000
BJ's Wholesale Club, Inc. * ....................          2,575          66,152
Compass Bancshares, Inc. .......................          2,650         100,117
Conmed Corp. * .................................          5,720         116,402
Cooper Cos., Inc. ..............................          2,600         112,970
Copart, Inc. * .................................         10,200         127,194
Datascope Corp. ................................          3,500         116,515
Dentsply International, Inc. ...................          3,350         148,036
DST Systems, Inc. * ............................          3,885         146,931
Greenpoint Financial Corp. # ...................          2,965          92,360
Headwaters, Inc. * .............................          7,000         131,180
Imation Corp. ..................................          5,000         170,250
International Rectifier Corp. # * ..............          2,000          95,460
Interstate Bakeries ............................          7,100         104,228
Investment Technology Group, Inc. ..............          7,600         150,936
Lubrizol Corp. .................................          5,055         153,166
Manpower, Inc. .................................          3,050         141,520
Merrill Lynch & Co., Inc. * ....................         10,000         110,500
Metris Cos., Inc. ..............................         11,000          52,030
McCormick & Co., Inc. ..........................          1,765          52,315
Michaels Stores, Inc. ..........................          1,550          73,578
Microchip Technology, Inc. # ...................          3,455         113,013
Nautilus Group, Inc. ...........................          7,700         120,197
NCO Group, Inc. * ..............................          4,350         103,530
New York Community Bancorp, Inc. ...............          3,013         109,071
Pec Solutions, Inc. * ..........................          7,700         117,194
Pentair, Inc. ..................................          3,880         159,080
Pinnacle Entertainment, Inc. * .................         14,700         128,625
PMI Group, Inc. ................................          3,200         122,336
Quanex Corp. ...................................          3,550         142,177
Sandisk Corp. # * ..............................          2,500         201,500

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

SCANA Corp. ....................................          3,075    $    105,442
Six Flags, Inc. ................................         13,900          82,288
Smith International, Inc. # * ..................          1,245          46,351
Sovereign Bancorp, Inc. ........................          3,425          71,274
SPX Corp. * ....................................          3,405         163,849
Stein Mart, Inc * ..............................         18,800         135,172
Symantec Corp. # * .............................          1,100          73,315
Tecumseh Products Co. * ........................          2,300          94,254
Thoratec Corp. * ...............................          6,200          95,418
Varco International, Inc. * ....................          2,345          41,249
                                                                   ------------
                                                                      4,872,836
                                                                   ------------

  TOTAL COMMON STOCK (Cost $6,534,043) .........                      7,758,470
                                                                   ------------

INVESTMENT COMPANIES (15.31%)
Commonwealth Australia/New Zealand Fund ........         16,874         243,664
Commonwealth Japan Fund ........................        104,366         415,375
iShares MSCI Canada Index Fund .................          5,000          66,100
iShares MSCI EAFE Index Fund ...................          1,700         211,820
iShares MSCI Emerging Markets Index Fund .......            900         133,569
iShares MSCI EMU Index Fund ....................          1,600          86,528
iShares MSCI Taiwan Index Fund .................          3,000          34,950
iShares MSCI United Kingdom Index Fund .........         11,800         170,746
iShares S&P Latin America 40 Index Fund ........          1,500          78,600
                                                                   ------------
  TOTAL INVESTMENT COMPANIES (Cost $1,282,381)                        1,441,352
                                                                   ------------

                                                     PRINCIPAL
                                                     ---------
MISCELLANEOUS BONDS (1.70%)
Ford Motor Credit Co., 5.75%, 02/23/04 .........         45,000          45,545
Household Finance Corp., 8.00%, 08/01/04 .......         40,000          41,897
Union Carbide Corp., 6.79%, 06/01/25 ...........         75,000          72,750
                                                                   ------------
  TOTAL MISCELLANEOUS BONDS (Cost $164,186) ....                        160,192
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

PREFERRED STOCK (1.38%)
Corporate Office Properties Trust SBI MD .......          1,000    $     27,400
Equity Office Properties Trust .................          1,000          49,250
Lasalle Hotel Properties .......................          1,000          27,500
Winston Hotels, Inc. ...........................          1,000          25,500
                                                                   ------------
  TOTAL PREFERRED STOCK (Cost $124,290) ........                        129,650
                                                                   ------------

                                                     PRINCIPAL
                                                     ---------

REPURCHASE AGREEMENT (7.03%)
Fifth Third Bank, 0.44%, dated 10/31/03,
due 11/03/03, repurchase price $662,641
(collateralized by FHARM Pool #865586,
6.174%, due 05/01/29, market value $682,496)
(Cost $662,617) ................................        662,617         662,617
                                                                   ------------

  TOTAL INVESTMENTS (Cost $8,767,517) (107.80%)                    $ 10,152,281
  LIABILITIES IN EXCESS OF OTHER ASSETS,
    NET (-7.80%) ...............................                       (734,420)
                                                                   ------------
  NET ASSETS (100%) ............................                   $  9,417,861
                                                                   ============

#    Call options have been written by the Fund against these  positions.  (Note
     7)
*    Non-income producing investment

   The accompanying notes are an integral part of these financial statements.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 2003
------------------------------------------------------------------------------------------------------------------
                                                                     COMMONWEALTH
                                                                    AUSTRALIA/ NEW   COMMONWEALTH     COMMONWEALTH
                                                                     ZEALAND FUND     JAPAN FUND      GLOBAL FUND
                                                                     ------------     ----------      -----------
ASSETS:
     Investments, at market (identified cost
       $27,310,371, $5,744,520 and $8,767,517, respectively)         $ 32,806,429    $  6,668,615     $ 10,152,281
     Foreign currency, at value (identified cost
       $754,627, $0 and $0, respectively)                                 759,859              --               --
     Receivables:
          Dividends and interest                                          112,248          13,096            7,225
          Fund shares sold                                                402,314         435,000               --
          Investments sold                                                280,402         110,157               --
     Prepaid expenses                                                      37,501          15,746           15,464
                                                                     ------------     -----------     ------------
               Total assets                                            34,398,753       7,242,614       10,174,970
                                                                     ------------     -----------     ------------

LIABILITIES:
     Payables:
          Accrued 12b-1 fees                                               13,254           5,673            1,789
          Due to advisor                                                   18,534           4,827            5,219
          Fund shares redeemed                                             26,672         113,940               --
          Investments purchased                                         1,251,727              --          651,509
          Accrued expenses                                                 52,814          16,907           13,104
          Covered call options written, at value (premiums
            received $0, $14,603 and $38,264, respectively)                    --          22,450           85,488
                                                                     ------------     -----------     ------------
               Total liabilities                                        1,363,001         163,797          757,109
                                                                     ------------     -----------     ------------

NET ASSETS                                                           $ 33,035,752    $  7,078,817     $  9,417,861
                                                                     ============     ===========     ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
          (2,288,463, 1,779,783 and 785,613 shares of beneficial
            interest outstanding, respectively, par value
            .01, unlimited shares authorized)                        $      14.44    $       3.98     $      11.99
                                                                     ============     ===========     ============

SOURCE OF NET ASSETS:
          Paid-in capital                                              26,331,772       7,135,961        8,147,599
          Accumulated net realized gain (loss) on
            investments and foreign currency                              819,735        (971,724)         (67,278)
          Undistributed net investment income (loss)                      379,265              --               --
          Net unrealized appreciation on
            investments and foreign currency                            5,504,980         914,580        1,337,540
                                                                     ------------     -----------     ------------

                                                                     $ 33,035,752    $  7,078,817     $  9,417,861
                                                                     ============     ===========     ============

   The accompanying notes are an integral part of these financial statements.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------------------------------------------

                                                                   COMMONWEALTH
                                                                  AUSTRALIA/ NEW     COMMONWEALTH       COMMONWEALTH
                                                                   ZEALAND FUND      JAPAN FUND         GLOBAL FUND
                                                                   ------------      ----------         -----------
INVESTMENT INCOME:
     Interest (net of foreign taxes withheld of $30,437,
       $0 and $0, respectively)                                    $    271,381      $      6,353       $      9,557
     Dividends (net of foreign taxes withheld of $144,396,
       $7,478 and $33, respectively)                                    619,692            39,069             52,806
                                                                   ------------      ------------       ------------
          Total investment income                                       891,073            45,422             62,363
                                                                   ------------      ------------       ------------

EXPENSES:
     Management fees                                                    151,377            38,501             25,771
     Administration fees                                                 73,773            71,004             55,000
     Custodian fees                                                      59,347            11,182              4,500
     Distribution fees                                                   50,459            12,936              8,604
     Insurance                                                           37,455            20,739              6,920
     Trustee fees and expenses                                           18,574            17,066             12,577
     Audit fees                                                          24,259             6,523              4,744
     Legal fees                                                          44,117            28,482             27,811
     Registration fees                                                   19,304            18,336             11,740
     Reports to shareholders                                              7,078             3,301              2,115
     Miscellaneous expense                                               26,065            16,324             14,194
                                                                   ------------      ------------       ------------
          Total expenses                                                511,808           244,394            173,976
                                                                   ------------      ------------       ------------

     Net investment income (loss)                                       379,265          (198,972)          (111,613)
                                                                   ------------      ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on:
          Investments                                                 1,068,339           (52,618)           (75,434)
          Option contracts written                                           --            11,346              8,156
          Foreign currency transactions                                 161,853             3,196                 --
     Net unrealized appreciation (depreciation)
       during the year on:
          Investments                                                 5,219,918         1,454,593          1,337,540
          Foreign currency transactions                                   8,921            (1,668)                --
                                                                   ------------      ------------       ------------
     Net gain on investments and foreign currency                     6,459,031         1,414,849          1,270,262
                                                                   ------------      ------------       ------------

Net increase in net assets resulting from operations               $  6,838,296      $  1,215,877       $  1,158,649
                                                                   ============      ============       ============

* The Commonwealth Global Fund commenced operations on December 3, 2002.

   The accompanying notes are an integral part of these financial statements.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                             COMMONWEALTH AUSTRALIA/ NEW ZEALAND FUND
                                                             ----------------------------------------

                                                                 FOR THE YEAR            FOR THE YEAR
                                                                    ENDED                   ENDED
                                                               OCTOBER 31, 2003        OCTOBER 31, 2002
                                                               ----------------        ----------------
OPERATIONS:
     Net investment income (loss)                                $    379,265            $    (30,385)
     Net realized gain (loss) on:
          Investments                                               1,068,339                 (68,916)
          Foreign currency transactions                               161,853                 (22,894)
     Net unrealized appreciation during the
          period on investments and foreign currency                5,228,839               1,079,892
                                                                 ------------            ------------
Net increase in net assets resulting from operations                6,838,296                 957,697
                                                                 ------------            ------------

CAPITAL SHARE TRANSACTIONS:
     Increase in net assets from Fund share transactions           19,333,561               1,372,538
                                                                 ------------            ------------

Increase in net assets                                             26,171,857               2,330,235

NET ASSETS:
     Beginning of year                                              6,863,895               4,533,660
                                                                 ------------            ------------
     End of year                                                 $ 33,035,752            $  6,863,895
                                                                 ============            ============

                                                                      COMMONWEALTH JAPAN FUND
                                                                      -----------------------

                                                                 FOR THE YEAR            FOR THE YEAR
                                                                    ENDED                   ENDED
                                                               OCTOBER 31, 2003        OCTOBER 31, 2002
                                                               ----------------        ----------------
OPERATIONS:
     Net investment loss                                         $   (198,972)           $   (214,653)
     Net realized gain (loss) on:
          Investments                                                 (41,272)                 11,103
          Foreign currency transactions                                 3,196                     338
     Net unrealized appreciation (depreciation) during the
          period on investments and foreign currency                1,452,925                (437,943)
                                                                 ------------            ------------
Net increase (decrease) in net assets resulting from operations     1,215,877                (641,155)
                                                                 ------------            ------------

CAPITAL SHARE TRANSACTIONS:
     Increase in net assets from Fund share transactions            2,252,328                 844,097
                                                                 ------------            ------------

Increase in net assets                                              3,468,205                 202,942

NET ASSETS:
     Beginning of year                                              3,610,612               3,407,670
                                                                 ------------            ------------
     End of year                                                 $  7,078,817            $  3,610,612
                                                                 ============            ============

   The accompanying notes are an integral part of these financial statements.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        COMMONWEALTH GLOBAL FUND
                                                        ------------------------

                                                                FOR THE PERIOD
                                                                     ENDED
                                                               OCTOBER 31, 2003*
                                                               -----------------

OPERATIONS:
     Net investment loss                                         $   (111,613)
     Net realized loss on:
          Investments                                                 (67,278)
          Foreign currency transactions                                    --
     Net unrealized appreciation during the
          period on investments and foreign currency                1,337,540
                                                                 ------------
Net increase in net assets resulting from operations                1,158,649
                                                                 ------------

CAPITAL SHARE TRANSACTIONS:
     Increase in net assets from Fund share transactions            8,259,212
                                                                 ------------

Increase in net assets                                              9,417,861

NET ASSETS:
     Beginning of year                                                     --
                                                                 ------------
     End of year                                                 $  9,417,861
                                                                 ============

* The Commonwealth Global Fund commenced operations on December 3, 2002.

   The accompanying notes are an integral part of these financial statements.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each year indicated.

                                                               COMMONWEALTH AUSTRALIA/ NEW ZEALAND FUND
                                                -------------------------------------------------------------------------

                                                                         YEARS ENDED OCTOBER 31,
                                                -------------------------------------------------------------------------
                                                   2003           2002            2001            2000            1999
                                                ----------     ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    10.39     $     8.53      $     7.19      $     9.27      $     7.73
                                                ----------     ----------      ----------      ----------      ----------

INVESTMENT OPERATIONS:
     Net investment income (loss)                     0.17          (0.05)             --            0.03            0.13
     Net realized and unrealized gain (loss)
       on investments                                 3.88           1.91            1.34           (2.05)           1.44
                                                ----------     ----------      ----------      ----------      ----------
          Total from investment operations            4.05           1.86            1.34           (2.02)           1.57
                                                ----------     ----------      ----------      ----------      ----------

DISTRIBUTIONS FROM:
     Net investment income                              --             --              --           (0.06)          (0.03)
                                                ----------     ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                  $    14.44     $    10.39      $     8.53      $     7.19      $     9.27
                                                ==========     ==========      ==========      ==========      ==========

TOTAL RETURN                                        38.98%         21.81%          18.64%        (21.98)%          20.38%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)       $   33,036     $    6,864      $    4,534      $    3,485      $    4,349
     Ratio of expenses to average net assets
       before reimbursements and waivers
       of expenses                                   2.53%          5.63%           5.74%           4.75%           4.14%
       after reimbursements and waivers of
       expenses                                      2.53%          5.63%           5.74%           4.75%           4.14%
     Ratio of net investment income
       before reimbursements and waivers
       of expenses                                   1.87%        (0.56)%         (0.18)%           0.39%           1.42%
       after reimbursements and waivers of
       expenses                                      1.87%        (0.56)%         (0.18)%           0.39%           1.42%
    Portfolio turnover rate                            78%            28%             28%             15%              8%

1    Annualized

   The accompanying notes are an integral part of these financial statements.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each year indicated.

                                                                        COMMONWEALTH JAPAN FUND
                                                -------------------------------------------------------------------------

                                                                         YEARS ENDED OCTOBER 31,
                                                -------------------------------------------------------------------------
                                                   2003           2002            2001            2000            1999
                                                ----------     ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $     3.37     $     4.12      $     5.64      $     6.88      $     4.55
                                                ----------     ----------      ----------      ----------      ----------

INVESTMENT OPERATIONS:
     Net investment loss                             (0.11)         (0.20)             --           (0.14)          (0.21)
     Net realized and unrealized gain (loss)
     on investments                                   0.72          (0.55)          (1.52)          (1.10)           2.54
                                                ----------     ----------      ----------      ----------      ----------
          Total from investment operations            0.61          (0.75)          (1.52)          (1.24)           2.33
                                                ----------     ----------      ----------      ----------      ----------

DISTRIBUTIONS FROM:
     Net investment income                              --             --              --              --              --
                                                ----------     ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                  $     3.98     $     3.37      $     4.12      $     5.64      $     6.88
                                                ==========     ==========      ==========      ==========      ==========

TOTAL RETURN                                        18.10%       (18.20)%        (26.95)%        (18.02)%          51.21%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)       $    7,079     $    3,611      $    3,408      $    6,282      $    5,305
     Ratio of expenses to average net assets
       before reimbursements and waivers
       of expenses                                   4.78%          6.94%           5.57%           3.84%           4.61%
       after reimbursements and waivers of
       expenses                                      4.78%          6.94%           5.57%           3.84%           4.61%
     Ratio of net investment loss
       before reimbursements and waivers
       of expenses                                 (3.89)%        (6.03)%         (3.97)%         (3.08)%         (3.94)%
       after reimbursements and waivers of
       expenses                                    (3.89)%        (6.03)%         (3.97)%         (3.08)%         (3.94)%
     Portfolio turnover rate                           28%             5%             51%             14%             17%

   The accompanying notes are an integral part of these financial statements.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each year indicated.

                                                        COMMONWEALTH GLOBAL FUND
                                                        ------------------------
                                                                 FOR THE PERIOD
                                                                     ENDED
                                                                OCTOBER 31,2003*
                                                                   ----------

NET ASSET VALUE, BEGINNING OF PERIOD                               $    10.00
                                                                   ----------

INVESTMENT OPERATIONS:
     Net investment loss                                               (0.14)
     Net realized and unrealized gain on
       investments                                                       2.13
                                                                   ----------
          Total from investment operations                               1.99
                                                                   ----------

DISTRIBUTIONS FROM:
     Net investment income                                                 --
                                                                   ----------

NET ASSET VALUE, END OF PERIOD                                     $    11.99
                                                                   ==========

TOTAL RETURN                                                           19.90% 2

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)                          $    9,418
     Ratio of expenses to average net assets
       before reimbursements and waivers of expenses                    4.62% 1
       after reimbursements and waivers of expenses                     4.62% 1
     Ratio of net investment loss
       before reimbursements and waivers of expenses                  (2.96)% 1
       after reimbursements and waivers of expenses                   (2.96)% 1
     Portfolio turnover rate                                             11%

*    The Commonwealth Global Fund commenced operations on December 3, 2002.
1    Annualized
2    Aggregate total return, not annualized

   The accompanying notes are an integral part of these financial statements.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - October 31, 2003
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Commonwealth International Series Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as a diversified open-end management investment company. The Trust currently consists of three diversified series: the Australia/New Zealand Fund, the Japan Fund and the Global Fund (each a "Fund" and collectively the "Funds"). The Global Fund became effective with the SEC on October 15, 2002 and commenced operations on December 3, 2002.

NOTE 2 - INVESTMENT OBJECTIVES

     The Australia/New Zealand Fund's investment objective is to seek long-term capital appreciation and current income by investing in equity securities, debt securities, and securities convertible into common stock of Australia and New Zealand issuers.

     The Japan Fund's investment objective is to seek long-term capital appreciation and income using a research oriented approach.

     The Global Fund's investment objective is to seek long-term capital appreciation and current income by investing in U.S. and foreign equity securities, debt securities and securities convertible into common stock with a general focus on established companies in countries with developed economies.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

A) VALUATION OF SECURITIES - Portfolio securities which are traded on securities exchanges are valued at the last sales price on that exchange prior to the relevant closing or, if there is no recent last sales price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities are valued using market quotations or pricing services. In the absence of any applicable price, securities will be valued at a fair value as determined in good faith in accordance with procedures established by the Board of Trustees.

B) CURRENCY TRANSLATION - For purposes of determining the Funds' net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate at 14:00 GMT on each U.S. business day, as established by the Board of Trustees. The cost of securities is determined by using historical exchange rates. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

C) ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - October 31, 2003 (continued)
--------------------------------------------------------------------------------

income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds. Interest income and estimated expenses are accrued daily.

D) FEDERAL INCOME TAXES - No provision has been made for Federal income taxes since it is the policy of the Funds to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and realized capital gains, to relieve it from all, or substantially all, such taxes.

     Under the United States-New Zealand tax treaty, New Zealand imposes a withholding tax on dividends (15%) and interest (10%) received by the Fund. There is currently no New Zealand tax on capital gains.

     Under the United States-Japan tax treaty, Japan imposes a withholding tax of 15% on the dividends received by the Fund. There is currently no Japanese tax on capital gains.

E) DISTRIBUTIONS TO SHAREHOLDERS - The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions and capital loss carryovers.

F) OPTION ACCOUNTING PRINCIPLES - When the Funds sell an option, an amount equal to the premium received by the Funds is recorded as a liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price and options not traded that day are valued at the prevailing quoted bid price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Funds realize a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss.

G) FORWARD CURRENCY CONTRACTS - Forward currency transactions are undertaken to hedge against possible variations in the foreign exchange rates between the United States Dollar and foreign currency. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - October 31, 2003 (continued)
--------------------------------------------------------------------------------

H) REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

I) USE OF ESTIMATES - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 4 - INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Funds retain FCA Corp, ("FCA") as its Investment Adviser. Under the Investment Advisory Agreement (the "Agreement"), the Adviser is paid a monthly fee based on the average daily net assets at the annual rate of .75%.

     The Trust on behalf of its series has contracted with InCap Service Company ("ISC") to perform specified administrative, accounting, and transfer agent services for the Funds.

     During the year ended October 31, 2003, ISC received fees of $73,773, $71,004 and $55,000 from the Australia/ New Zealand Fund, the Japan Fund and the Global Fund, respectively.

     InCap Securities, Inc. an affiliate of the Transfer Agent serves as Distributor of the Fund's shares.

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby Fund assets are used to reimburse the Distributor for costs and expenses incurred with the distribution and marketing of shares of the Funds and servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, advertising literature, and costs of personnel involved with the promotion and distribution of the Fund's shares. Under the Plan, the Fund pays the Distributor an amount computed at an annual rate of up to 0.25% of the Fund's average net assets (including reinvested dividends paid with respect to those assets). Of this amount, the Distributor may reallocate to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") amounts based on the Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship. For the year ended October 31, 2003, the Australia/ New Zealand Fund and the Japan Fund incurred $50,459 and $12,936, respectively. For the period ended October 31, 2003, the Global Fund incurred $8,604 in 12b-1 fees.

     The Global Fund invests a portion of its assets in both the Australia/New Zealand and Japan Funds. When computing both the Advisory Fee and the 12b-1 fee for the Global Fund, average daily net assets are reduced by Fund assets invested in the Australia/New Zealand Fund and the Japan Fund.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - October 31, 2003 (continued)
--------------------------------------------------------------------------------

     Certain officers and directors of the Funds, who are also officers and directors of the Adviser, the Administrator, or Distributor, received no compensation from the Funds. For the year ended October 31, 2003, directors of the Funds who are not "interested persons" received directors' fees of $38,775.

NOTE 5 -  CAPITAL STOCK

     At October 31, 2003 there were shares outstanding of 2,288,463, 1,779,783 and 785,613, for the Australia/New Zealand Fund , the Japan Fund and the Global Fund, respectively. Transactions in capital stock were as follows:

                                  COMMONWEALTH AUSTRALIA/ NEW ZEALAND FUND
                              YEAR ENDED                             YEAR ENDED
                           OCTOBER 31, 2003                       OCTOBER 31, 2002
                           ----------------                       ----------------

                         SHARES          DOLLARS               SHARES          DOLLARS
                         ------          -------               ------          -------

Shares sold            21,722,143     $  273,840,292          1,529,390     $   15,266,300
Shares redeemed       (20,094,363)      (254,506,731)        (1,400,188)       (13,893,762)
                   --------------     --------------      -------------     --------------
  Net Increase          1,627,780     $   19,333,561            129,202     $    1,372,538
                   ==============     ==============      =============     ==============

                                           COMMONWEALTH JAPAN FUND
                              YEAR ENDED                             YEAR ENDED
                           OCTOBER 31, 2003                       OCTOBER 31, 2002
                           ----------------                       ----------------

                         SHARES          DOLLARS               SHARES          DOLLARS
                         ------          -------               ------          -------

Shares sold            40,234,402     $  141,049,183          7,626,964     $   27,831,507
Shares redeemed       (39,524,827)      (138,796,855)        (7,383,299)       (26,987,410)
                   --------------     --------------      -------------     --------------
  Net Increase            709,575     $    2,252,328            243,665     $      844,097
                   ==============     ==============      =============     ==============

                                                    COMMONWEALTH GLOBAL FUND
                                                         PERIOD ENDED
                                                        OCTOBER 31, 2003
                                                        ----------------

                                                   SHARES            DOLLARS
                                                   ------            -------

Shares sold                                          936,629       $  9,898,108
Shares redeemed                                     (151,016)        (1,638,896)
                                                ------------       ------------
  Net Increase                                       785,613       $  8,259,212
                                                ============       ============

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - October 31, 2003 (continued)
--------------------------------------------------------------------------------

NOTE 6 -  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) by the Funds for the year from November 1, 2002 to October 31, 2003 for the Australia/New Zealand Fund and the Japan Fund and for the period from December 3, 2002 to October 31, 2003 for the Global Fund were as follows:

                                                     PURCHASES          SALES
                                                     ---------          -----
Australia/ New Zealand Fund                        $ 30,669,404     $ 13,565,231
Japan Fund                                            2,988,862        1,129,220
Global Fund                                           9,017,043          412,518

NOTE 7 -  OPTIONS WRITTEN BY THE JAPAN FUND AND THE GLOBAL FUND

     A call option gives the holder the right to buy the underlying stock from the writer (the Funds) at a specified price within a fixed period of time. Therefore, the securities held by the Funds against which options are written may not be traded and are held in escrow by the custodian.

The following table sets forth the outstanding call options written by the Japan Fund and the Global Fund as of October 31, 2003.

                             COMMONWEALTH JAPAN FUND
                             -----------------------

                                                            PREMIUM      MARKET    UNREALIZED
          CALL OPTIONS ON                                   RECEIVED     VALUE    APPRECIATION
          ---------------                                   --------     -----    ------------
3,700 shs AFLAC, Inc. ADR @ 35 exp
  February 21, 2004                                         $  4,509    $  9,250    $ (4,741)
6,000 shs Honda Motor Co., Ltd. @ 20 exp
  January 17, 2004                                             6,529       6,000         529
3,000 shs Sony Corp. @ 35 exp
  January 17, 2004                                             3,565       7,200      (3,635)
                                                            --------    --------    --------
                                             Total          $ 14,603    $ 22,450    $ (7,847)
                                                            ========    ========    ========

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - October 31, 2003 (continued)
--------------------------------------------------------------------------------

                            COMMONWEALTH GLOBAL FUND
                            ------------------------

                                                                                   UNREALIZED
                                                            PREMIUM     MARKET    APPRECIATION/
          CALL OPTIONS ON                                   RECEIVED    VALUE    (DEPRECIATION)
          ---------------                                   --------    -----    --------------
1,000 shs Aventis SA ADR @ 60 exp
  January 17, 2004                                          $  1,415    $    500    $    915
1,650 shs Greenpoint Financial Corp. ADR @ 55
  exp January 17, 2004                                         2,382         248       2,134
4,000 shs ING Groep NV @ 20 exp
  January 17, 2004                                             4,275       6,000      (1,725)
2,000 shs International Rectifier Corp. ADR @ 35
  exp January 17, 2004                                         2,655      26,600     (23,945)
1,700 shs Microchip Technology, Inc. ADR @ 30 exp
  January 17, 2004                                             2,154       6,800      (4,646)
800 shs Royal Dutch Petroleum Co. @ 47.5 exp
  January 17, 2004                                               771         240         531
1,200 shs Sandisk Corp. ADR @ 100 exp
  January 17, 2004                                             6,474      12,360      (5,886)
1,300 shs Sandisk Corp. ADR @ 75 exp
  January 17, 2004                                             5,676      12,740      (7,064)
1,200 shs Smith International, Inc. ADR @ 40 exp
  January 17, 2004                                             3,319       1,080       2,239
1,100 shs Symantec Corp. ADR @ 50 exp
  January 17, 2004                                             4,472      17,710     (13,238)
800 shs Total SA @ 85 exp
  February 21, 2004                                            2,051         960       1,091
1,000 shs Unilever NV ADR @ 70 exp
  January 17, 2004                                             2,620         250       2,370
                                                            --------    --------    --------
                                             Total          $ 38,264    $ 85,488    $(47,224)
                                                            ========    ========    ========

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - October 31, 2003 (continued)
--------------------------------------------------------------------------------

     The aggregate market value at October 31, 2003 of securities subject to call options is $360,876 or approximately 5.10% of net assets for the Japan Fund and $814,886 or approximately 8.65% of net assets for the Global Fund. Written option activity for the year ended October 31, 2003 was as follows:

                             COMMONWEALTH JAPAN FUND
                             -----------------------

                                                 NUMBER OF           AMOUNT OF
                                                  OPTIONS             PREMIUM
                                                  -------             -------

Options outstanding at October 31, 2002                  47          $    6,681
Options written                                         154              19,269
Options expired                                         (74)            (11,347)
Options covered                                           0                   0
                                                 ----------          ----------
Options outstanding at October 31, 2003                 127          $   14,603
                                                 ==========          ==========

                            COMMONWEALTH GLOBAL FUND
                            ------------------------

                                                 NUMBER OF           AMOUNT OF
                                                  OPTIONS             PREMIUM
                                                  -------             -------

Options outstanding at October 31, 2002                  --          $       --
Options written                                         459              82,544
Options expired                                         (97)            (15,485)
Options covered                                        (184)            (28,795)
                                                 ----------          ----------
Options outstanding at October 31, 2003                 178          $   38,264
                                                 ==========          ==========

NOTE 8 -  TAX MATTERS

     As of October 31, 2003, the components of distributable earnings on a tax basis for the Funds were as follows:

                                              UNDISTRIBUTED SHORT-     UNDISTRIBUTED        UNREALIZED
                             UNDISTRIBUTED     TERM CAPITAL GAINS/  LONG-TERM CAPITAL     APPRECIATION/
                            ORDINARY INCOME          (LOSSES)         GAINS/(LOSSES)      (DEPRECIATION)
                            ---------------          --------         --------------      --------------

Australia/New Zealand Fund    $  541,118            $  674,789                  --          $5,479,151
Japan Fund                            --                    --                  --             924,095
Global Fund                           --                    --                  --           1,384,764

     The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The difference between book basis undistributed net investment income and tax basis undistributed ordinary income and between book basis accumulated net realized gain on investments and tax basis undistributed short term capital gains is attributable primarily to differing book/tax treatment of foreign currency gains.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - October 31, 2003 (continued)
--------------------------------------------------------------------------------

     As of October 31, 2003, the Funds had capital loss carryforwards and loss deferrals available for federal income tax purposes as follows:

                                   CAPITAL LOSS CARRYFORWARDS EXPIRING
                                               OCTOBER 31,
                                               -----------
                                                                                        DEFERRED FOR
                                2005        2006        2009        2011       TOTAL    TAX PURPOSES
                                ----        ----        ----        ----       -----    ------------

Australia/New Zealand Fund    $     --    $     --    $     --    $     --    $     --    $ 16,907
Japan Fund                     420,940     244,983     261,843      43,958     971,724          --
Global Fund                         --          --          --      67,278      67,278          --

     The losses deferred for tax purposes consist of losses deferred on wash sales.

     For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation and net unrealized appreciation/(depreciation) of investments at October 31, 2003 for each fund:

                                                                                           GROSS           NET APPRECIATION/
                                               COST             GROSS APPRECIATION      DEPRECIATION        (DEPRECIATION)
                                               ----             ------------------      ------------        --------------

Australia/ New Zealand Fund               $ 27,327,278             $ 5,482,876            $ (3,725)           $ 5,479,151
Japan Fund                                   5,744,520               1,119,686            (195,591)               924,095
Global Fund                                  8,767,517               1,440,760             (55,996)             1,384,764

NOTE 9 -  RECLASS OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, the Japan and Global Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed net investment income and capital gains/(accumulated losses) during the period on a tax basis which is considered to be more informative to the shareholder. As of October 31, 2003, the Funds recorded the following reclassifications to increase (decrease) the capital accounts listed below:

           UNDISTRIBUTED NET        NET REALIZED GAIN
           INVESTMENT INCOME      (ACCUMULATED LOSSES)          PAID-IN CAPITAL
           -----------------      --------------------          ---------------

Japan Fund        $  113,613               $       --                $ (113,613)
Global Fund          198,972                   (3,196)                 (195,776)

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
COMMONWEALTH INTERNATIONAL SERIES TRUST

We have audited the accompanying statements of assets and liabilities of Commonwealth International Series Trust (comprising the Commonwealth
Australia/New Zealand Fund, Japan Fund, and Global Fund), including the schedules of investments, as of October 31, 2003, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or period in the two year period then ended, and the financial highlights for each of the years or period in the five year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of the Commonwealth International Series Trust as of October 31, 2003, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or period in the two year period then ended, and the financial highlights for each of the years or period in the five year period then ended in conformity with accounting principles generally accepted in the United States of America.

                                             BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
DECEMBER 22, 2003

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

TRUSTEES AND OFFICERS (unaudited)
--------------------------------------------------------------------------------

==================================================================================================================================

TRUSTEES AND OFFICERS

                                                                                                  NUMBER OF
                                           TERM OF                                                PORTFOLIOS       OTHER
                                           OFFICE AND                                             IN COMPLEX       DIRECTORSHIPS
                             POSITION(S)   LENGTH OF      PRINCIPAL OCCUPATION(S) FOR THE LAST    OVERSEEN BY      HELD BY
NAME, AGE AND ADDRESS        WITH FUND     TIME SERVED    FIVE YEARS                              TRUSTEE/OFFICER  TRUSTEE/OFFICER
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------------
Robert Scharar(1), 55        President,    Indefinite     Investment manager/Attorney/CPA;        4                United
5847 San Felipe              Interested    until          President, FCA Corp.                                     Dominion
Suite 850                    Trustee       successor                                                               Realty Trust
Houston, TX  77057                         elected and
                                           qualified; 3
                                           years.
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------------

John Akard, Jr., 37          Independent   Indefinite     Attorney/CPA                            4                None
5847 San Felipe              Trustee       until
Suite 850                                  successor
Houston, TX  77057                         elected and
                                           qualified; 3
                                           years.
----------------------------------------------------------------------------------------------------------------------------------

Kathleen Kelly, 51           Independent   Indefinite     Consultant                              4                None
5847 San Felipe              Trustee       until
Suite 850                                  successor
Houston, TX  77057                         elected and
                                           qualified; 3
                                           years.
----------------------------------------------------------------------------------------------------------------------------------

Jack Ewing, 63               Independent   Indefinite     Professor                               4                None
5847 San Felipe              Trustee       until
Suite 850                                  successor
Houston, TX  77057                         elected and
                                           qualified; 3
                                           years.
----------------------------------------------------------------------------------------------------------------------------------

(1) Robert Scharar is considered an "interested person" of the Funds because of his affiliation with the Fund's Investment Advisor as the sole shareholder of that Advisor.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                           TERM OF                                                PORTFOLIOS       OTHER
                                           OFFICE AND                                             IN COMPLEX       DIRECTORSHIPS
                             POSITION(S)   LENGTH OF      PRINCIPAL OCCUPATION(S) FOR THE LAST    OVERSEEN BY      HELD BY
NAME, AGE AND ADDRESS        WITH FUND     TIME SERVED    FIVE YEARS                              TRUSTEE/OFFICER  TRUSTEE/OFFICER
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
----------------------------------------------------------------------------------------------------------------------------------
Larry E. Beaver, Jr., 34     Treasurer     2003-current   Manager Fund Accounting, InCap          4                None
630-A Fitzwatertown Rd.                                   Service Co., May 2003 to present;
Willow Grove, PA  19090                                   Supervisor Fund Accounting, InCap
                                                          Service Co., October 2001 to April
                                                          2003; Accountant, PFPC, Inc., March
                                                          1998 to September 2001.
----------------------------------------------------------------------------------------------------------------------------------
Charles R. Ropka, 40         Secretary     2003-current   Attorney, Rabil & Ropka, LLC            4                None
1010 Kings Hwy. S.
Building 2, Suite B
Cherry Hill, NJ  08034
----------------------------------------------------------------------------------------------------------------------------------
David F. Ganley, 55          Assistant     2003-current   Managing Director, InCap Group, Inc.;   4                Officer,
630-A Fitzwatertown Rd.      Secretary                    Chief Admin. Officer, InCap Service                      Capstone Funds
Willow Grove, PA  19090                                   Co.; President & Treasurer, InCap
                                                          Securities, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Bonnie Bingham, 54           Assistant     2003-current   Administrator & Private Coordinator,    4                None
5847 San Felipe              Secretary                    FCA Corp.
Suite 850
Houston, TX  77057
----------------------------------------------------------------------------------------------------------------------------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

NOTICE TO SHAREHOLDERS (Unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended October 31, 2003, certain dividends paid by the Australia/New Zealand Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("the Act"). The Fund intends to designate up to the maximum amount of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

ITEM 2. CODE OF ETHICS.

Form N-CSR
October 31, 2003
Item 2

Although contemplated during the last fiscal year and discussed amongst the Board, it was not until this fiscal year that a Code of ethics was adopted. As of the date of the filing of this report, the registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of this Code of Ethics is available free of charge, upon request, by contacting the fund directly.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR
October 31, 2003
Item 3

The fund's financial expert is John Akard, Jr. and he is independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Commonwealth International Series Trust
N-CSR
October 31, 2003
Item 4

                                    2003               2002
                                  --------------------------
A    Audit Fees                    30,000             20,000
B    Audit Related Fees                --                 --
C    Tax Fees                       4,500              3,000
D    All Other Fees                    --                 --

E Commonwealth International Series Trust does have a pre-approval policies and procedures. 100% of service described in b through d were pre-approved by the audit committee

F    Not applicable - All work performed by BBD's principal employees

G    Not applicable

H    Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

Controls and Procedures

     (a) The registrant's principal executive office and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) There were so significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Code of Ethics for the Board of Trustees of the Fund intended to satisfy the item 2 requirement is filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) are filed herewith.

                                   SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunder duly authorized.

(Registrant) The Commonwealth International Series Trust
             -------------------------------------------

By:  /s/ Robert W. Scharar
     -----------------------
     Robert W. Scharar, President

Date  January 12, 2004
     -----------------------

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Robert W. Scharar
     -----------------------
     Robert W. Scharar, President

Date  January 12, 2004
     -----------------------

By:  /s/ Larry E. Beaver Jr.
     -----------------------
     Larry E. Beaver Jr., Treasurer

Date  January 12, 2004
     -----------------------